Consolidated Statements of Changes in Equity	USD ($) shares	CNY (¥) shares	Class A CNY (¥) shares	Class B CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Noah Holdings Limited shareholders' equity USD ($)	Total Noah Holdings Limited shareholders' equity CNY (¥)	Noncontrolling Interest CNY (¥)
Balance (in shares) at Dec. 31, 2013 | shares			20,200,882	8,515,000	(1,067,816)
Balance at Dec. 31, 2013		¥ 1,423,799,687	¥ 67,224	¥ 29,047	¥ (73,250,528)	¥ 852,663,581	¥ 615,488,368	¥ (36,406,080)		¥ 1,358,591,612	¥ 65,208,075
Net Income		463,885,911					446,552,851			446,552,851	17,333,060
Dividends distribution by subsidiaries		(1,614,489)									(1,614,489)
Share-based compensation		¥ 32,691,687				32,691,687				32,691,687
Vesting of restricted shares (in shares) | shares			278,779
Vesting of restricted shares			¥ 862			(862)
Issuance of ordinary shares upon exercise of options (in shares) | shares	128,457	128,457	128,457
Issuance of ordinary shares upon exercise of options		¥ 4,062,622	¥ 397			4,062,225				4,062,622
Other comprehensive income-foreign currency translation adjustments		6,426,044						6,427,932		6,427,932	(1,888)
Other comprehensive income-change in fair value of available-for-sale investments		5,164,535						5,164,535		5,164,535
Other comprehensive income-realized gains on the available-for-sale investments		(2,544,184)						(2,544,184)		(2,544,184)
Non-controlling interest capital injection		8,000,000									8,000,000
Balance (in shares) at Dec. 31, 2014 | shares			20,608,118	8,515,000	(1,067,816)
Balance at Dec. 31, 2014		1,939,871,813	¥ 68,483	¥ 29,047	¥ (73,250,528)	889,416,631	1,062,041,219	(27,357,797)		1,850,947,055	88,924,758
Net Income		526,301,347					535,824,084			535,824,084	(9,522,737)
Share-based compensation		¥ 67,672,488				67,672,488				67,672,488
Vesting of restricted shares (in shares) | shares			144,606
Vesting of restricted shares			¥ 446			(446)
Issuance of ordinary shares upon exercise of options (in shares) | shares	49,887	49,887	49,887
Issuance of ordinary shares upon exercise of options		¥ 4,351,330	¥ 157			4,351,173				4,351,330
Repurchase of ordinary shares (in shares) | shares					(178,257)
Repurchase of ordinary shares (Note 13)		(44,586,036)			¥ (44,586,036)					(44,586,036)
Other comprehensive income-foreign currency translation adjustments		4,884,837						4,882,284		4,882,284	2,553
Other comprehensive income-change in fair value of available-for-sale investments		44,166,013						44,166,013		44,166,013
Other comprehensive income-realized gains on the available-for-sale investments		(43,447,599)						(43,447,599)		(43,447,599)
Non-controlling interest capital injection		5,882,000									5,882,000
Non-controlling Interest capital return		(4,000,000)									(4,000,000)
Changes in equity ownership on partial disposal of subsidiaries		32,900,356				29,076,110				29,076,110	3,824,246
Balance (in shares) at Dec. 31, 2015 | shares			20,802,611	8,515,000	(1,246,073)
Balance at Dec. 31, 2015		2,533,996,549	¥ 69,086	¥ 29,047	¥ (117,836,564)	990,515,956	1,597,865,303	(21,757,099)		2,448,885,729	85,110,820
Net Income		603,227,139					643,828,433			643,828,433	(40,601,294)
Share-based compensation		¥ 79,171,317				79,171,317				79,171,317
Vesting of restricted shares (in shares) | shares			138,492
Vesting of restricted shares			¥ 466			(466)
Issuance of ordinary shares upon exercise of options (in shares) | shares	62,430	62,430	62,430
Issuance of ordinary shares upon exercise of options		¥ 4,539,237	¥ 206			4,539,031				4,539,237
Repurchase of ordinary shares (in shares) | shares					(41,132)
Repurchase of ordinary shares (Note 13)	$ (1,800,000)	(12,602,156)			¥ (12,602,156)					(12,602,156)
Other comprehensive income-foreign currency translation adjustments	2,771,433	19,242,060						19,324,565		19,324,565	(82,505)
Other comprehensive income-change in fair value of available-for-sale investments		24,692,207						24,692,207		24,692,207
Other comprehensive income-realized gains on the available-for-sale investments		(27,692,936)						(27,692,936)		(27,692,936)
Non-controlling interest capital injection		5,698,000									5,698,000
Changes in equity ownership on partial disposal of subsidiaries		161,000,000				151,989,845			$ 21,891,091	151,989,845	9,010,155
Balance (in shares) at Dec. 31, 2016 | shares			21,003,533	8,515,000	(1,287,205)
Balance at Dec. 31, 2016	$ 488,444,681	¥ 3,391,271,417	¥ 69,758	¥ 29,047	¥ (130,438,720)	¥ 1,226,215,683	¥ 2,241,693,736	¥ (5,433,263)		¥ 3,332,136,241	¥ 59,135,176